Stock Compensation Plan (Details 1)	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Expected volatility	62.60%
Risk-free interest rate	1.68%
Expected term in years	5 years 6 months
Maximum [Member]
Expected volatility	69.50%
Risk-free interest rate	3.25%
Expected term in years	6 years 3 months 18 days